Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	$ 1,870	$ 2,028
Service cost	37	39	$ 42
Interest cost	75	72	90
Employee contributions	84	102
Plan amendments	(56)	2
Changes in actuarial assumptions and other	(87)	(122)
Foreign exchange impact	(1)	(4)
Acquisitions/divestitures/other, net	(36)	0
Curtailments	0	(1)
Settlements	0	0
Special termination benefits	2	2
Benefits paid	(221)	(249)
Benefit obligation, ending	1,667	1,870	2,028
Change in plan assets
Fair value of plan assets, beginning	469	494
Actual gain/(loss) on plan assets	50	(22)
Company contributions	137	145
Employee contributions	84	102
Foreign exchange impact	0	0
Acquisitions/divestitures, net	0	0
Settlements	0	0
Benefits paid	(221)	(249)
Fair value of plan assets, ending	519	469	494
Funded status—Plan assets less than benefit obligation	(1,148)	(1,401)
Foreign Plan [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	9,952	10,607
Service cost	125	136	171
Interest cost	215	212	204
Employee contributions	7	7
Plan amendments	18	29
Changes in actuarial assumptions and other	1,224	(169)
Foreign exchange impact	(33)	(457)
Acquisitions/divestitures/other, net	(55)	(2)
Curtailments	(2)	(3)
Settlements	(34)	(34)
Special termination benefits	0	0
Benefits paid	(360)	(373)
Benefit obligation, ending	11,059	9,952	10,607
Change in plan assets
Fair value of plan assets, beginning	8,215	8,863
Actual gain/(loss) on plan assets	873	(77)
Company contributions	230	209
Employee contributions	7	7
Foreign exchange impact	42	(380)
Acquisitions/divestitures, net	(16)	0
Settlements	(34)	(34)
Benefits paid	(360)	(373)
Fair value of plan assets, ending	8,956	8,215	8,863
Funded status—Plan assets less than benefit obligation	(2,103)	(1,738)
Defined benefit plan, accumulated benefit obligation	10,600	9,500
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Change in benefit obligation
Benefit obligation, beginning	15,141	16,702
Service cost	0	0	269
Interest cost	629	598	634
Employee contributions	0	0
Plan amendments	0	(22)
Changes in actuarial assumptions and other	2,001	(1,219)
Foreign exchange impact	0	0
Acquisitions/divestitures/other, net	(4)	0
Curtailments	0	11
Settlements	(692)	(391)
Special termination benefits	4	6
Benefits paid	(544)	(546)
Benefit obligation, ending	16,535	15,141	16,702
Change in plan assets
Fair value of plan assets, beginning	13,051	14,284
Actual gain/(loss) on plan assets	2,760	(796)
Company contributions	11	500
Employee contributions	0	0
Foreign exchange impact	0	0
Acquisitions/divestitures, net	0
Settlements	(692)	(391)
Benefits paid	(544)	(546)
Fair value of plan assets, ending	14,586	13,051	14,284
Funded status—Plan assets less than benefit obligation	(1,949)	(2,089)
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	1,280	1,495
Service cost	0	0	24
Interest cost	47	55	54
Employee contributions	0	0
Plan amendments	0	0
Changes in actuarial assumptions and other	152	(152)
Foreign exchange impact	0	0
Acquisitions/divestitures/other, net	(1)	0
Curtailments	0	1
Settlements	(70)	(72)
Special termination benefits	17	10
Benefits paid	(74)	(58)
Benefit obligation, ending	1,351	1,280	1,495
Change in plan assets
Fair value of plan assets, beginning	0	0
Company contributions	144	129
Employee contributions	0	0
Foreign exchange impact	0	0
Settlements	(70)	(72)
Benefits paid	(74)	(58)
Fair value of plan assets, ending	0	0	$ 0
Funded status—Plan assets less than benefit obligation	$ (1,351)	$ (1,280)